Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

NOTE 16. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following tables represent our quarterly financial results:

	2012 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$31,822	$31,575	$31,459	$32,578	$127,434
Operating Income (Loss)	6,101	6,817	6,037	(5,958)	12,997
Net Income (Loss)	3,652	3,965	3,701	(3,779)	7,539
Net Income (Loss) Attributable to AT&T	3,584	3,902	3,635	(3,857)	7,264
Basic Earnings (Loss) Per Share Attributable
to AT&T1	$0.60	$0.67	$0.63	$(0.68)	$1.25
Diluted Earnings (Loss) Per Share Attributable
to AT&T1	$0.60	$0.66	$0.63	$(0.68)	$1.25
Stock Price
High	$31.97	$36.00	$38.58	$38.43
Low	29.02	29.95	34.24	32.71
Close	31.23	35.66	37.70	33.71
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 11).

	2011 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$31,247	$31,495	$31,478	$32,503	$126,723
Operating Income (Loss)	5,808	6,165	6,235	(8,990)	9,218
Net Income (Loss)	3,468	3,658	3,686	(6,628)	4,184
Net Income (Loss) Attributable to AT&T	3,408	3,591	3,623	(6,678)	3,944
Basic Earnings (Loss) Per Share Attributable
to AT&T1	$0.57	$0.60	$0.61	$(1.12)	$0.66
Diluted Earnings (Loss) Per Share Attributable
to AT&T1	$0.57	$0.60	$0.61	$(1.12)	$0.66
Stock Price
High	$30.97	$31.94	$31.78	$30.30
Low	27.20	29.91	27.29	27.41
Close	30.61	31.41	28.52	30.24
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 11), T-Mobile breakup fee (Note 4) and impairment of intangible assets (Note 6).